Derivatives And Fair Value Measurements (Paid To And Received From Counterparties For Settlements Of Matured Swaps) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives And Fair Value Measurements [Abstract]
Paid to counterparties	$ 17,283	$ 16,574	$ 19,661
Received from counterparties		$ 831